Significant Events During The Period	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Events During The Period Abstract
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE PERIOD

1.	On January 19, 2022, the Company’s Board of Directors adopted the 2022 Incentive Option Plan (“Plan”). A total of 1,765 Ordinary Shares were reserved and subject to the Plan, which subsequently was amended on February 17, 2022, and the number of Ordinary Shares reserved for future issuance under the Plan was increased to 3,000,000 Ordinary Shares (1,307,027 after giving effect to the two reverse share splits). The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of the Company.

2.	On February 22, 2022, the Company entered into a loan agreement with Bank Leumi Le-Israel (“Bank Leumi”) to provide for a line of credit in an aggregate amount of up to $1.0 million, which the Company may draw in two tranches at its request, but in no event after July 21, 2022. Pursuant to the loan agreement, amounts drawn bear interest at a rate of Secured Overnight Financing Rate (“SOFR”) plus 3.25% annually. Unless otherwise provided with respect to a particular draw, any unpaid principal together with accrued and unpaid interest under the line of credit is required to be repaid no later than August 21, 2022. In order to induce Bank Leumi to provide the loan, the Company and certain of its shareholders entered into a controlling shareholders’ comfort letter, subordination agreements and a negative pledge. On March 3, 2022, the Company drew $0.4 million under the line of credit. On June 2, 2022, the Company drew another $0.2 million under the line of credit. Following an agreement with Bank Leumi, the loan was extended until October 31, 2022. In September 2022, the loan was fully repaid.

3.	On February 17, 2022, the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of our Ordinary Shares received 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares for every one Ordinary Share held as of such date, resulting in an aggregate issuance by the Company of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date . .

Additionally, the Board approved an increase in the authorized share capital of the Company to 100,000,000 (43,567,567 after giving effect to the two reverse share splits) Ordinary Shares subject to shareholder approval and effective upon the effective date of the registration statement.

4.	On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of the Company’s issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for every one Ordinary Share held as of immediately prior to such date.

5.	As of May 3, 2022, Smart Pro had outstanding loans to Medigus, Mr. Hakmon and L.I.A. Pure Capital Ltd. of $4,010,000, $940,000 and $109,000, respectively. On May 3, 2022, the Company entered into Assignments to Loan Agreements with Smart Pro, Medigus, Mr. Hakmon and L.I.A. Pure Capital Ltd., pursuant to which the Company assumed Smart Pro’s obligations under the outstanding loans and agreed that unless earlier repaid pursuant to the terms of the respective loan agreements with such parties, effective immediately upon the consummation of IPO, all outstanding principal due to each such party will be automatically converted into a number of ordinary shares equal to the quotient obtained by dividing the outstanding principal amount due to such party, by the per Ordinary Share price obtained by dividing $10,000,000 by the fully diluted issued and outstanding Ordinary Shares as of immediately prior to the closing of the IPO. Any accrued and unpaid interest due to such party as of such date will be paid in cash.

Based on management’s assessment, the modified loan terms including an equity conversion feature upon IPO represents a substantial modification in accordance with IFRS 9 and is accounted for as an extinguishment of the original financial liability in the amount of $3,821,000 and the recognition of a new financial instrument in the amount of $2,580,000. The difference between the fair value of the instrument bearing the modified terms and the carrying values of the original loans immediately prior to the modification, was recorded as an increase in the capital reserve from transactions with related parties in the amount of $1,241,000. This amount was offset by the change in deferred taxes in the statements of changes in shareholders’ equity as a result of the debt extinguishment.

The Company evaluated the terms of the new financial instrument and determined it is a compound financial instrument, containing both a liability and an equity component. The initial measurement of the liability component was at fair value while the equity component was assigned the residual amount between the initial carrying amount of the new financial instrument and the fair value of the liability component. As the fair value of the loans at the date of extinguishment was less than their carrying amount, the entire instrument was recorded as a liability.

In accordance with such assignment agreements, on August 30, 2022, the outstanding amounts due to Medigus, Mr. Hakmon and L.I.A. Pure Capital Ltd. were converted into an aggregate of 1,463,619 Ordinary Shares.

6.	On May 3, 2022, the Company’s Board of Directors approved the compensation policy of the Company effective as of the effective time of the registration statement for the IPO. The compensation policy serves as the basis for decisions concerning the financial terms of employment or engagement of executive officers and directors, including exculpation, insurance, indemnification or any monetary payment or obligation of payment in respect of employment or engagement. The compensation policy relates to certain factors, including advancement of the company’s objectives, the Company’s business and its long-term strategy, and creation of appropriate incentives for executives. It also considers, among other things, the Company’s risk management, size and the nature of its operations.

7.	On June 16, 2022, the Company’s Board of Directors approved a 1-for-1.85 reverse split of the Company’s issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date. The reverse stock split proportionally reduced the number of authorized share capital.

8.	On September 22, 2021, Smart Pro entered into a loan agreement with Amazon. Pursuant to the loan agreement, Smart Pro received an aggregate amount of $153 thousands from Amazon, of which $14 thousands was repayment of a previous Amazon loan balance. The loan matures within nine months and bears annual interest at a rate of 9.99% per year. In order to secure the loan, Smart Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon. On May 9, 2022, the loan was fully repaid.

On May 9, 2022, Smart Pro entered into a new loan agreement with Amazon. Pursuant to the loan agreement, Smart Pro received an aggregate amount of $152 thousands from Amazon. The loan matures within 12 months and bears annual interest at a rate of 9.99% per year. In order to secure the loan, Smart Pro pledged its financial balances on its Amazon account on Amazon and its inventories held in Amazon’s warehouses, in favor of Amazon.